Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate		¥ 8,398	¥ 7,999
Cost method investments		2,416	116
Goodwill and other intangible assets		18,137	2,136
Long-lived assets		10,891	3,518
Impairment Losses (Before Tax)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate		810	1,187
Cost method investments		4,429	2,016
Goodwill and other intangible assets		12,900	3,464
Long-lived assets		19,821	38,739
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets	[1]		107
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate	[2]	8,398	7,999
Cost method investments	[2]	2,416	116
Goodwill and other intangible assets	[2]	18,137	2,136
Long-lived assets	[2]	¥ 10,891	¥ 3,411

[1]	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
[2]	Unobservable inputs